Investment in Joint Venture	12 Months Ended
Dec. 31, 2017
Investment in Joint Venture [abstract]
Investment in Joint Venture

Note 9 – Investment in Joint Ventures

On March 30, 2017, the Company entered into an arrangement with Enbridge Gas Distribution to form the joint venture 2562961 Ontario Ltd. to develop, construct, own and operate a 2.5MW Power-to-Gas energy storage facility project. The Company holds a 49% equity investment in this joint venture. The Board of Directors of the joint venture has five directors consisting of three nominees from Enbridge and two nominees of Hydrogenics and all resolutions are adopted by a majority vote. The Company accounts for this joint venture using the equity method in accordance with IFRS 11, “Joint Arrangements”.

During 2017, the Company sold the joint venture related project assets developed as part of the 2.5MW energy storage facility project for $2,030. Hydrogenics received cash consideration of $1,035 and a 49% equity investment in the newly formed joint venture of $995.  A loss on disposal of the transferred assets arose of $146, as the transfer to the joint venture was done at the historical Canadian dollar value. This loss on disposal is adjusted for in the Company’s 49% share of the loss relating to the equity interest received. It is eliminated against the investment in the joint venture and will be amortized over the life of the fixed assets. Of the loss of $146,  $35 was capitalized as the cost of the equity investment. Legal costs of $93 were capitalized as they were incurred in the creation of the joint venture.

As at December 31, 2017, the energy storage facility project is in the final stages of commissioning and verification of the operation of the multi-stack 2.5MW PEM electrolyzer. Our target in-service period for the electrolyzer where it will begin operating under an IESO Regulation Services contract is the second quarter of 2018.

	December 31,	December 31,
	2017	2016
Balance January 1,	$–	$–
Equity investment in joint venture	1,123	–
Amortization of deferred loss on disposal	(9)	–
Foreign currency translation	62	–
Investment in Enbridge joint venture	$1,176	$–

Financial information for the joint venture, as presented in the IFRS financial statements of 2562961 Ontario Ltd. follows below.

Summarized balance sheet information of 2562961 Ontario Ltd. is as follows:

	December 31,	December 31,
	2017	2016
Assets
Current assets	$1	$–
Non-current assets	2,228	–
Total assets	$2,229	$–
Liabilities
Total liabilities	–	–
Net assets	$2,229	$–

	2017	2016
Revenue	$–	$–
Gain before income taxes	1	–
Joint venture gain from continuing operations	$1	$–

	December 31,	December 31,
	2017	2016
Opening net assets of 2562961 Ontario Ltd. (Equity Investment)	$–	$–
Investment in 2562961 Ontario Ltd.	2,030	–
Joint venture gain	1	–
Foreign currency translation	126	–
Closing net assets of 2562961 Ontario Ltd.	$2,157	$–
Unrealized (gains) losses on sales to 2562961 Ontario Ltd.	71	–
Adjusted net assets of 2562961 Ontario Ltd.	2,228	–
Company’s share of net assets at 49%	$1,092	$–
Plus: Capitalization of legal costs	93	–
Less: Amortization of deferred loss on disposal	(9)	–
Company’s share of net assets at 49%	$1,176	$–

On May 28, 2014, the Company entered into a joint arrangement with Kolon Water & Energy Co. Ltd., whereby the parties formed the joint venture Kolon Hydrogenics to launch and market potential businesses based on products and technologies produced by Hydrogenics for the Korean market.  The Company has a 49% equity position in Kolon Hydrogenics and shares joint control.  The Board of Directors of the joint venture has four directors consisting of two nominees from each of Hydrogenics and Kolon Water and Energy and all resolutions are adopted by an affirmative vote of two thirds.  The Company accounts for this joint venture using the equity method in accordance with IFRS 11, “Joint Arrangements”.

	December 31,	December 31,
	2017	2016
Balance January 1,	$1,750	$1,951
Share in loss of the joint venture	(334)	(156)
Foreign currency translation	205	(45)
Investment in Kolon Hydrogenics joint venture	$1,621	$1,750

Financial information for the joint venture, as presented in the IFRS financial statements of Kolon Hydrogenics follows below.

Summarized balance sheet information of Kolon Hydrogenics is a follows:

	December 31,	December 31,
	2017	2016
Assets
Current assets	$20	$714
Non-current assets	5,312	5,026
Total assets	$5,332	$5,740
Liabilities
Current liabilities	$471	$569
Non-current liabilities	1,657	1,703
Total liabilities	2,128	2,272
Net assets	$3,204	$3,468

Summarized loss from continuing operations and total comprehensive loss for Kolon Hydrogenics is as follows:

	2017	2016
Revenue	$252	$1,496
Loss before income taxes	(682)	(232)
Joint venture loss from continuing operations	$(682)	$(241)

The Company’s portion of the joint venture’s loss from continuing operations is 49% of the stated amount.

The following table is a reconciliation of the joint venture’s financial information to the carrying amount of the Company’s investment in Kolon Hydrogenics:

	December 31,	December 31,
	2017	2016
Opening net assets of Kolon Hydrogenics (Equity Investment)	$3,467	$3,801
Joint venture loss	(682)	(241)
Foreign currency translation	419	(93)
Closing net assets of Kolon Hydrogenics	$3,204	$3,467
Unrealized losses on sales to Kolon	104	104
Adjusted net assets of Kolon Hydrogenics	3,308	3,571
Company’s share of net assets at 49%	$1,621	$1,750